Other income and expenses, net	12 Months Ended
Dec. 31, 2024
Other Income And Expenses Net
Other income and expenses, net

9	Other income and expenses, net

	2024	2023	2022
ICMS tax incentives (i)	-	32,338	56,697
Changes in fair value of offtake agreement - note 16 (e)	(3,347)	2,268	24,267
Pre-operating expenses related to Aripuanã (ii)	-	-	(45,800)
Impairment of other assets (iii)	-	-	(9,302)
Changes in fair value of derivative financial instruments – note 16 (c)	746	(1,385)	1,363
(Loss) gain on sale and write-off of property, plant and equipment	(16,183)	(3,734)	(698)
Changes in asset retirement, restoration and environmental obligations – note 27	13,750	(10,125)	(1,512)
Slow moving and obsolete inventory	(10,897)	(4,372)	(11,511)
Provision for legal claims	1,908	(13,892)	(7,664)
Contribution to communities	(14,554)	(13,134)	(17,233)
Tax Voluntary disclosure (iv)	-	(86,906)	-
Changes in fair value of energy forward contracts – note 16 (d)	81	(15,663)	-
Divestment and restructuring (v)	9,028	-	-
Others	(14,043)	4,021	8,719
	(33,511)	(110,584)	(2,674)

(i) In December 2021, the Company adhered to a Brazilian Law which states that government grants of the “Imposto sobre circulação de mercadorias e serviços” (“ICMS”) tax incentives are considered investment subsidies and should be excluded from taxable income for the purpose of calculating the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income tax (“CSLL”).

On December 29, 2023, a new law No. 14,789/2023 was published, revoking the treatment for purposes of IRPJ and CSLL of subsidies for investments by creating a new tax credit mechanism. The new rule also provides a limited concept of subsidy of investments only covering VAT benefits aimed to implement or expand an economic enterprise.

This new regulation came into effect in 2024, and the Company assessed that, for now, it should not continue to exclude the ICMS tax incentives from the IRPJ/CSLL basis.

(ii) In 2022, the main amounts were related to the idleness of the Aripuanã mine and plant relative to its nameplate capacity, which were recorded in this account until Aripuanã started to generate revenues in November 2022, when the idleness amounts started to be recorded as “Cost of sales”.

(iii) Amounts mainly related to the write-off of some non-commercial account receivables and taxes, which the Company does not expect to recover.

(iv) As previously reported throughout 2023, Nexa cooperated with the investigation carried out by the Fiscal Office of the State of Minas Gerais and the Public Ministry of Minas Gerais (the “MG Authorities”) of the practices of certain of Nexa’s former customers with respect to commercial transactions and related value-added tax (VAT), as well as Nexa’s relationship with such former customers.

This investigation concluded in the beginning of 2024. There still remain payments of 46 and 59 monthly installment to be adjusted by the SELIC (the Brazilian federal funds rate) interest rate. The Company has made 25 payments, and the SELIC interest rate varied between 0.97% and 0.93% during the year.

(v) Refers to divestments of the Peruvian subsidiaries, the Compañía Minera Cerro Colorado and the Minera Pampa de Cobre as well as, obligations related to restructuring expenses regarding the Morro Agudo sales agreement mentioned in note 1 (a).